Form N-1A Supplement	Jun. 30, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
J.P. MORGAN U.S. EQUITY FUNDS
JPMORGAN TRUST I
JPMorgan Hedged Equity Fund
JPMorgan U.S. Equity Fund
JPMorgan U.S. Large Cap Core Plus Fund
JPMorgan U.S. Research Enhanced Equity Fund
JPMorgan U.S. Sustainable Leaders Fund
(each, a “Fund” and collectively, the “Funds”)
(All Share Classes)
Supplement dated February 27, 2026
to the current Summary Prospectuses and Prospectuses, as supplemented
Effective March 1, 2026, the following changes will be made to each Fund’s Summary Prospectuses and Prospectuses, as applicable:
JPMorgan Hedged Equity Fund
The seventh paragraph under the “What are the Fund’s main investment strategies?” section of the Fund’s Summary Prospectuses and Prospectuses and under the “More About the Funds — Additional Information About the Funds’ Investment Strategies — Hedged Equity Fund” section of the Fund’s Prospectuses shall be deleted and replaced with the following:
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for investments in certain securities. In addition to the use of the Put/Spread Collar strategy described above, the Fund may use derivatives, primarily futures contracts, to gain exposure to indexes or certain securities within indexes, to more effectively gain targeted equity exposure from its cash positions, and to hedge the Fund’s portfolio if it is unable to purchase or write the necessary options for its overlay strategy. To the extent the Fund invests in index futures with exposure to securities in the index, it may have the effect of increasing the Fund’s exposure to a relatively small number of securities, making the Fund’s shares more sensitive to the economic results of those securities.
JPMorgan U.S. Equity Fund
The third paragraph under the “What are the Fund’s main investment strategies?” section of the Fund’s Summary Prospectuses and Prospectuses and under the “More About the Funds — Additional Information About the Funds’ Investment Strategies — U.S. Equity Fund” section of the Fund’s Prospectuses shall be deleted and replaced with the following:
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for investments in certain securities. The Fund may use derivatives, primarily futures contracts, to gain exposure to its index or certain securities in its index, or to more effectively gain targeted equity exposure from its cash positions. To the extent the Fund invests in index futures with exposure to securities in the index, it may have the effect of increasing the Fund’s exposure to a relatively small number of securities, making the Fund’s shares more sensitive to the economic results of those securities.
JPMorgan U.S. Large Cap Core Plus Fund
The fourth paragraph under the “What are the Fund’s main investment strategies?” section of the Fund’s Summary Prospectuses and Prospectuses and under the “More About the Funds — Additional Information About the Funds’ Investment Strategies — U.S. Large Cap Core Plus Fund” section of the Fund’s Prospectuses shall be deleted and replaced with the following:
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for investments in certain securities. The Fund currently intends to use swaps
(including equity swaps) to establish its short equity positions, if any. The Fund may also use swaps to establish long equity positions, without owning or taking physical custody of securities. The payments received by the Fund under such swaps may be adjusted for transaction costs, interest payments, the amount of dividends paid on the investment or instrument or other factors. The Fund may also use futures contracts to gain exposure to its index or certain securities in its index, or to more effectively gain targeted equity exposure from its cash positions. To the extent the Fund invests in index futures with exposure to securities in the index, it may have the effect of increasing the Fund’s exposure to a relatively small number of securities, making the Fund’s shares more sensitive to the economic results of those securities.
JPMorgan U.S. Research Enhanced Equity Fund
The second paragraph under the “What are the Fund’s main investment strategies?” section of the Fund’s Summary Prospectuses and Prospectuses and under the “More About the Funds — Additional Information About the Funds’ Investment Strategies — U.S. Research Enhanced Equity Fund” section of the Fund’s Prospectuses shall be deleted and replaced with the following:
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for investments in certain securities. The Fund may use derivatives, primarily futures contracts, to gain exposure to its index or certain securities in its index, or to more effectively gain targeted equity exposure from its cash positions. To the extent the Fund invests in index futures with exposure to securities in the index, it may have the effect of increasing the Fund’s exposure to a relatively small number of securities, making the Fund’s shares more sensitive to the economic results of those securities.
JPMorgan U.S. Sustainable Leaders Fund
The seventh paragraph under the “What are the Fund’s main investment strategies?” section of the Fund’s Summary Prospectuses and Prospectuses and under the “More About the Funds — Additional Information About the Funds’ Investment Strategies — U.S. Sustainable Leaders Fund” section of the Fund’s Prospectuses shall be deleted and replaced with the following:
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for investments in certain securities. The Fund may use derivatives, primarily futures contracts, to gain or reduce exposure to its index or certain securities in its index, maintain liquidity, minimize transaction costs, or to more effectively gain targeted equity exposure from its cash positions. To the extent the Fund invests in index futures with exposure to securities in the index, it may have the effect of increasing the Fund’s exposure to a relatively small number of securities, making the Fund’s shares more sensitive to the economic results of those securities. In managing cash flows, the Fund buys futures contracts to invest incoming cash in the market or sells futures contracts in response to cash outflows, thereby gaining market exposure while maintaining a cash balance for liquidity.
All Funds
In addition, the Funds will be subject to “Significant Holdings Risk” and the following will be added under the “The Fund’s Main Investment Risks” sections of the Funds’ Summary Prospectuses and Prospectuses and under the “More About the Funds — Investment Risks” section of the Funds’ Prospectuses:
Significant Holdings Risk. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing. These investments increase the risk that the value of the Fund’s shares is more sensitive to economic results of the underlying securities. The value of the shares of the Fund may also be more volatile than a fund that allocates its investments to a larger number of smaller positions or to investments whose performance is related to a larger number of securities.

JPMorgan U.S. Equity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
J.P. MORGAN U.S. EQUITY FUNDS
JPMORGAN TRUST I
JPMorgan U.S. Equity Fund
(each, a “Fund” and collectively, the “Funds”)
(All Share Classes)
Supplement dated February 27, 2026
to the current Summary Prospectuses and Prospectuses, as supplemented
Effective March 1, 2026, the following changes will be made to each Fund’s Summary Prospectuses and Prospectuses, as applicable:
JPMorgan U.S. Equity Fund
The third paragraph under the “What are the Fund’s main investment strategies?” section of the Fund’s Summary Prospectuses and Prospectuses and under the “More About the Funds — Additional Information About the Funds’ Investment Strategies — U.S. Equity Fund” section of the Fund’s Prospectuses shall be deleted and replaced with the following:
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for investments in certain securities. The Fund may use derivatives, primarily futures contracts, to gain exposure to its index or certain securities in its index, or to more effectively gain targeted equity exposure from its cash positions. To the extent the Fund invests in index futures with exposure to securities in the index, it may have the effect of increasing the Fund’s exposure to a relatively small number of securities, making the Fund’s shares more sensitive to the economic results of those securities.
All Funds
In addition, the Funds will be subject to “Significant Holdings Risk” and the following will be added under the “The Fund’s Main Investment Risks” sections of the Funds’ Summary Prospectuses and Prospectuses and under the “More About the Funds — Investment Risks” section of the Funds’ Prospectuses:
Significant Holdings Risk. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing. These investments increase the risk that the value of the Fund’s shares is more sensitive to economic results of the underlying securities. The value of the shares of the Fund may also be more volatile than a fund that allocates its investments to a larger number of smaller positions or to investments whose performance is related to a larger number of securities.

JPMorgan U.S. Research Enhanced Equity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
J.P. MORGAN U.S. EQUITY FUNDS
JPMORGAN TRUST I
JPMorgan U.S. Research Enhanced Equity Fund
(each, a “Fund” and collectively, the “Funds”)
(All Share Classes)
Supplement dated February 27, 2026
to the current Summary Prospectuses and Prospectuses, as supplemented
Effective March 1, 2026, the following changes will be made to each Fund’s Summary Prospectuses and Prospectuses, as applicable:
JPMorgan U.S. Research Enhanced Equity Fund
The second paragraph under the “What are the Fund’s main investment strategies?” section of the Fund’s Summary Prospectuses and Prospectuses and under the “More About the Funds — Additional Information About the Funds’ Investment Strategies — U.S. Research Enhanced Equity Fund” section of the Fund’s Prospectuses shall be deleted and replaced with the following:
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for investments in certain securities. The Fund may use derivatives, primarily futures contracts, to gain exposure to its index or certain securities in its index, or to more effectively gain targeted equity exposure from its cash positions. To the extent the Fund invests in index futures with exposure to securities in the index, it may have the effect of increasing the Fund’s exposure to a relatively small number of securities, making the Fund’s shares more sensitive to the economic results of those securities.
All Funds
In addition, the Funds will be subject to “Significant Holdings Risk” and the following will be added under the “The Fund’s Main Investment Risks” sections of the Funds’ Summary Prospectuses and Prospectuses and under the “More About the Funds — Investment Risks” section of the Funds’ Prospectuses:
Significant Holdings Risk. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing. These investments increase the risk that the value of the Fund’s shares is more sensitive to economic results of the underlying securities. The value of the shares of the Fund may also be more volatile than a fund that allocates its investments to a larger number of smaller positions or to investments whose performance is related to a larger number of securities.

JPMorgan U.S. Sustainable Leaders Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
J.P. MORGAN U.S. EQUITY FUNDS
JPMORGAN TRUST I
JPMorgan U.S. Sustainable Leaders Fund
(each, a “Fund” and collectively, the “Funds”)
(All Share Classes)
Supplement dated February 27, 2026
to the current Summary Prospectuses and Prospectuses, as supplemented
Effective March 1, 2026, the following changes will be made to each Fund’s Summary Prospectuses and Prospectuses, as applicable:
JPMorgan U.S. Sustainable Leaders Fund
The seventh paragraph under the “What are the Fund’s main investment strategies?” section of the Fund’s Summary Prospectuses and Prospectuses and under the “More About the Funds — Additional Information About the Funds’ Investment Strategies — U.S. Sustainable Leaders Fund” section of the Fund’s Prospectuses shall be deleted and replaced with the following:
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for investments in certain securities. The Fund may use derivatives, primarily futures contracts, to gain or reduce exposure to its index or certain securities in its index, maintain liquidity, minimize transaction costs, or to more effectively gain targeted equity exposure from its cash positions. To the extent the Fund invests in index futures with exposure to securities in the index, it may have the effect of increasing the Fund’s exposure to a relatively small number of securities, making the Fund’s shares more sensitive to the economic results of those securities. In managing cash flows, the Fund buys futures contracts to invest incoming cash in the market or sells futures contracts in response to cash outflows, thereby gaining market exposure while maintaining a cash balance for liquidity.
All Funds
In addition, the Funds will be subject to “Significant Holdings Risk” and the following will be added under the “The Fund’s Main Investment Risks” sections of the Funds’ Summary Prospectuses and Prospectuses and under the “More About the Funds — Investment Risks” section of the Funds’ Prospectuses:
Significant Holdings Risk. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing. These investments increase the risk that the value of the Fund’s shares is more sensitive to economic results of the underlying securities. The value of the shares of the Fund may also be more volatile than a fund that allocates its investments to a larger number of smaller positions or to investments whose performance is related to a larger number of securities.

JPMorgan U.S. Large Cap Core Plus Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
J.P. MORGAN U.S. EQUITY FUNDS
JPMORGAN TRUST I
JPMorgan U.S. Large Cap Core Plus Fund
(each, a “Fund” and collectively, the “Funds”)
(All Share Classes)
Supplement dated February 27, 2026
to the current Summary Prospectuses and Prospectuses, as supplemented
Effective March 1, 2026, the following changes will be made to each Fund’s Summary Prospectuses and Prospectuses, as applicable:
JPMorgan U.S. Large Cap Core Plus Fund
The fourth paragraph under the “What are the Fund’s main investment strategies?” section of the Fund’s Summary Prospectuses and Prospectuses and under the “More About the Funds — Additional Information About the Funds’ Investment Strategies — U.S. Large Cap Core Plus Fund” section of the Fund’s Prospectuses shall be deleted and replaced with the following:
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for investments in certain securities. The Fund currently intends to use swaps
(including equity swaps) to establish its short equity positions, if any. The Fund may also use swaps to establish long equity positions, without owning or taking physical custody of securities. The payments received by the Fund under such swaps may be adjusted for transaction costs, interest payments, the amount of dividends paid on the investment or instrument or other factors. The Fund may also use futures contracts to gain exposure to its index or certain securities in its index, or to more effectively gain targeted equity exposure from its cash positions. To the extent the Fund invests in index futures with exposure to securities in the index, it may have the effect of increasing the Fund’s exposure to a relatively small number of securities, making the Fund’s shares more sensitive to the economic results of those securities.
All Funds
In addition, the Funds will be subject to “Significant Holdings Risk” and the following will be added under the “The Fund’s Main Investment Risks” sections of the Funds’ Summary Prospectuses and Prospectuses and under the “More About the Funds — Investment Risks” section of the Funds’ Prospectuses:
Significant Holdings Risk. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing. These investments increase the risk that the value of the Fund’s shares is more sensitive to economic results of the underlying securities. The value of the shares of the Fund may also be more volatile than a fund that allocates its investments to a larger number of smaller positions or to investments whose performance is related to a larger number of securities.

JPMorgan Hedged Equity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
J.P. MORGAN U.S. EQUITY FUNDS
JPMORGAN TRUST I
JPMorgan Hedged Equity Fund
(each, a “Fund” and collectively, the “Funds”)
(All Share Classes)
Supplement dated February 27, 2026
to the current Summary Prospectuses and Prospectuses, as supplemented
Effective March 1, 2026, the following changes will be made to each Fund’s Summary Prospectuses and Prospectuses, as applicable:
JPMorgan Hedged Equity Fund
The seventh paragraph under the “What are the Fund’s main investment strategies?” section of the Fund’s Summary Prospectuses and Prospectuses and under the “More About the Funds — Additional Information About the Funds’ Investment Strategies — Hedged Equity Fund” section of the Fund’s Prospectuses shall be deleted and replaced with the following:
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for investments in certain securities. In addition to the use of the Put/Spread Collar strategy described above, the Fund may use derivatives, primarily futures contracts, to gain exposure to indexes or certain securities within indexes, to more effectively gain targeted equity exposure from its cash positions, and to hedge the Fund’s portfolio if it is unable to purchase or write the necessary options for its overlay strategy. To the extent the Fund invests in index futures with exposure to securities in the index, it may have the effect of increasing the Fund’s exposure to a relatively small number of securities, making the Fund’s shares more sensitive to the economic results of those securities.
All Funds
In addition, the Funds will be subject to “Significant Holdings Risk” and the following will be added under the “The Fund’s Main Investment Risks” sections of the Funds’ Summary Prospectuses and Prospectuses and under the “More About the Funds — Investment Risks” section of the Funds’ Prospectuses:
Significant Holdings Risk. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing. These investments increase the risk that the value of the Fund’s shares is more sensitive to economic results of the underlying securities. The value of the shares of the Fund may also be more volatile than a fund that allocates its investments to a larger number of smaller positions or to investments whose performance is related to a larger number of securities.